Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]
	At 31 December
(in USD million)	2020	2019

Crude oil	2,022	2,137
Petroleum products	443	572
Natural gas	229	277
Other	390	377

Inventories	3,084	3,363